Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 26,490	$ 7,376	$ 42,582
Prepaid expenses and other assets	107,871	143,202	62,717
Total current assets	134,361	150,578	105,299
Noncurrent assets
Mineral claims	206,000	206,000	100,000
Total assets	340,361	356,578	205,299
Current Liabilities:
Accounts payable	199,867	164,948	438,667
Accrued expenses	408,668	449,196	482,881
Accrued interest	16,451	251,570	190,901
Promissory notes payable, net of discount	260,471	300,000	357,008
Promissory notes payable – related party		175,000
Convertible notes payable, net of discount	2,869,691	1,971,503
Convertible notes payable – related party	422,787	25,000
Current capital lease obligation	36,254	36,254	36,254
Total current liabilities	4,214,189	3,373,471	1,505,711
Total Liabilities	4,214,189	3,373,471	1,505,711
Stockholders’ deficit
Preferred stock, value	(0)	(0)	5
Common stock, value	11,612	11,373	10,819
Additional paid in capital	17,218,082	17,211,373	16,543,601
Accumulated deficit	(21,103,522)	(20,239,639)	(17,854,837)
Total stockholders’ deficit	(3,873,828)	(3,016,893)	(1,300,412)
Total liabilities and stockholders’ deficit	$ 340,361	$ 356,578	$ 205,299